PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
11.	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	As of December 31,
	2022	2023
	$’000	$’000
Current:
Prepayments (Note i)	1,912	2,337
VAT deductible tax	100	135
Deposits and other receivables	246	224
	2,258	2,696
Non-current:
Deposits and other receivables	—	—
Prepaid expenses	327	282
	327	282
Total	2,585	2,978

Note i:

The amount represents prepayments for Contract Research Organizations (“CROs”) and deposit of property, plant and equipment not yet placed in use.

Other receivables had no historical default. The financial assets included in the above balances relate to receivables which were categorized in stage 1 at the end of each of the Relevant Periods. In calculating the expected credit loss rate, the Group considers the historical loss rate and adjusts for forward-looking factors and information. During the Relevant Periods, the Group estimated that the expected credit loss rate for other receivables and deposits was minimal.

The Group seeks to maintain strict control over its outstanding receivables to minimize credit risk. Long ageing balances are reviewed regularly by senior management. In view of the fact that the Group’s deposits and other receivables relate to a large number of diversified counterparties, there is no significant concentration of credit risk. The Group does not hold any collateral or other credit enhancements over its deposits and other receivable balances.